Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Expenses Explanatory

in CHF thousands	2025	2024
Accrued project costs and royalties	2,268	2,057
Accrued payroll, bonuses and restructuring 2025	5,330	5,068
Other	456	584
Balance at December 31	8,055	7,709